LEASE LIABILITIES	12 Months Ended
Dec. 31, 2020
Disclosure of leases [Abstract]
LEASE LIABILITIES	LEASE LIABILITIES

	Lease liabilities
	Current	Non Current	Total

Year ended December 31, 2019
Values at the beginning of the year	8,030	65,798	73,828
Effect of initial recognition under IFRS 16	34,848	245,645	280,493
Translation differences	2,659	(7,139)	(4,480)
Net proceeds	1,474	24,545	26,019
Repayments	(38,569)	—	(38,569)
Interest accrued	16,755	—	16,755
Interest paid	(15,281)	—	(15,281)
Reclassifications	30,630	(30,630)	—

As of December 31, 2019	40,546	298,219	338,765

Year ended December 31, 2020
Values at the beginning of the year	40,546	298,219	338,765
Translation differences	1,082	(753)	329
Net proceeds	192	2,978	3,170
Indexation	(811)	(8,687)	(9,498)
Repayments	(42,144)	—	(42,144)
Interest accrued	16,116	—	16,116
Interest paid	(12,635)	—	(12,635)
Reclassifications	40,140	(40,140)	—

As of December 31, 2020	42,486	251,617	294,103
22.    LEASE LIABILITIES (continued)

	As of December 31, 2020	As of December 31, 2019

Commitments in relation to finance leases are payable as follows:
Within one year	56,929	55,670
Later than one year but not later than five years	176,399	197,956
Later than five years	161,145	204,101
Minimum lease payments	394,473	457,727
Future finance charges	(100,370)	(118,962)
Total Financial lease liabilities	294,103	338,765

The present value of finance lease liabilities is as follows:
Within one year	42,486	40,546
Later than one year but not later than five years	134,857	149,830
Later than five years	116,760	148,389

Total minimum lease payments	294,103	338,765